Stock-Based Compensation (Stock-Based Compensation, RSUs) (Details) (Restricted Stock Units [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Restricted Stock outstanding, Beginning Balance	733,235
Number of Shares, Granted	412,668
Number of Shares, Vested	(295,419)
Number of Shares, Forfeited	(63,687)
Number of Shares, Restricted Stock outstanding, Ending Balance	786,797	733,235
Weighted Average Grant Date Fair Value, Beginning Balance	$ 25.26
Weighted Average Grant Date Fair Value, Granted	$ 31.87	$ 31.72	$ 21.73
Weighted Average Grant Date Fair Value, Vested	$ 23.48
Weighted Average Grant Date Fair Value, Forfeited	$ 27.99
Weighted Average Grant Date Fair Value, Ending Balance	$ 29.17	$ 25.26